PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant and equipment, net consisted of the following:

	March 31, 2018 (a)	December 31, 2017
Land	$99,707	$99,707
Pipelines	333,937	333,609
Terminals and equipment	212,129	211,797
Storage facilities	90,792	90,373
Construction in progress	6,664	4,810
	743,229	740,296
Accumulated depreciation	(62,451)	(55,808)
Property, plant and equipment, net	$680,778	$684,488